Related party transactions (Tables)	9 Months Ended
Sep. 30, 2021
Related party transactions
Other Related Parties

Name	Nature of relationship	Duration of relationship
Franz Industriebeteiligungen AG, Augsburg	Lessor	10/01/2003 - Current
Schlosserei und Metallbau Ederer, Dießen	Supplier	05/01/1999 - Current
Andreas Schmid Logistik AG, Gersthofen	Supplier	05/01/2017 - 12/31/2020
Suzhou Meimai Fast Manufacturing Technology Co., Ltd., Suzhou	Minority shareholder of voxeljet China, Customer	04/11/2016 - 09/01/2021
DSCS Digital Supply Chain Solutions GmbH, Gersthofen	Customer	05/11/2017 - Current
Michele Neuber	Employee	07/01/2019 - Current
Susanne Ederer-Pausewang	Customer	03/17/2021 - Current